Long-term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2016 and 2017, are analyzed as follows:

Vessel (Borrower)	2016	2017
(a) Northsea Alpha (Secondone)	$4,808	$4,348
(a) Northsea Beta (Thirdone)	4,808	4,348
(b) Pyxis Malou (Fourthone)	20,350	18,210
(c) Pyxis Delta (Sixthone)	8,437	7,087
(c) Pyxis Theta (Seventhone)	17,228	15,975
(d) Pyxis Epsilon (Eighthone)	18,200	16,900
Total	$73,831	$66,868

Current portion	$6,963	$7,440
Less: Current portion of deferred financing costs	(150)	(136)
Current portion of long-term debt, net of deferred financing costs, current	$6,813	$7,304

Long-term portion	$66,868	$59,428
Less: Non-current portion of deferred financing costs	(251)	(302)
Long-term debt, net of current portion and deferred financing costs, non-current	$66,617	$59,126

(a)	On September 26, 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.

Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2017, amounting to $4,348, was repayable in five semiannual installments of $230 each, the first falling due in May 2018 and the last installment accompanied by a balloon payment of $3,198 falling due in May 2020.

The main terms and conditions of the loan agreement dated September 26, 2007, as subsequently amended, were as follows:

●	In addition to a first priority mortgage over the Northsea Alpha and the Northsea Beta, the loan was secured by a second priority mortgage over the Pyxis Malou.

●	The loan bore interest at LIBOR, plus a margin of 1.75% per annum.

Covenants:

●	The Company undertook to maintain on each of March 31, June 30, September 30 and December 31 of each year, minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 would be freely available and unencumbered cash under deposit by the Company. At any time that the number of vessels in the fleet exceeded ten, the minimum cash requirement would be reduced to an amount of $500, for each vessel in the fleet that exceeded ten.

●	The minimum security collateral cover (“MSC”) was to be at least 133% of the respective outstanding loan balance.

On February 28, 2018, Secondone’s and Thirdone’s outstanding loan balances as of December 31, 2017, were settled through the refinancing discussed below.

(b)	Based on a loan agreement concluded on December 12, 2008, Fourthone borrowed $41,600 in February 2009 in order to partly finance the acquisition cost of the Pyxis Malou.

The outstanding balance of the loan at December 31, 2017 of $18,210, was repayable in five semiannual installments of $1,070 each, the first falling due in February 2018, plus a balloon payment of $12,860 falling due in May 2020.

The main terms and conditions of the loan agreement dated December 12, 2008, as subsequently amended, were as follows:

●	In addition to a first priority mortgage over the Pyxis Malou, the loan was secured by a second priority mortgage over the Northsea Alpha and the Northsea Beta.

●	The loan bore interest at LIBOR, plus a margin of 1.75% per annum.

Covenants:

●	The Company undertook to maintain on each of March 31, June 30, September 30 and December 31 of each year, minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 would be freely available and unencumbered cash under deposit by the Company. At any time that the number of vessels in the fleet exceeded ten, the minimum cash requirement would be reduced to an amount of $500, for each vessel in the fleet that exceeded ten.

●	MSC was to be at least 125% of the respective outstanding loan balance.

On February 28, 2018, Fourthone’s outstanding loan balance as of December 31, 2017, was settled through the refinancing discussed below.

(c)	On October 12, 2012, Sixthone and Seventhone concluded as joint and several borrowers a loan agreement with a financial institution in order to partly finance the acquisition and construction cost of the Pyxis Delta and the Pyxis Theta, respectively. In February 2013, Sixthone drew down an amount of $13,500, while in September 2013, Seventhone drew down an amount of $21,300 (“Tranche A” and “Tranche B”, respectively). On September 29, 2016, the Company agreed with the lender of Sixthone to extend the maturity of Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin. In addition, on June 6, 2017, the lender of Sixthone and Seventhone agreed to further extend the maturity of its respective loans from September 2018 to September 2022 under the same applicable margin, but with an extended amortization schedule.

Following the supplemental agreement dated June 6, 2017, the outstanding balance of the loan under Tranche A at December 31, 2017, of $7,087, is repayable in 20 quarterly installments of $338 each, the first falling due in February 2018, and the last installment accompanied by a balloon payment of $327 falling due in September 2022. In addition, the outstanding balance of the loan under Tranche B at December 31, 2017, of $15,975, is repayable in 19 quarterly installments of $313 each, the first falling due in March 2018, and the last installment accompanied by a balloon payment of $10,028 falling due in September 2022.

The main terms and conditions of the loan agreement dated October 12, 2012, as subsequently amended, are as follows:

●	The loan bears interest at LIBOR, plus a margin of 3.35% per annum.

Covenants:

●	The Company undertakes to maintain minimum deposits with the bank of $1,000 at all times, plus an additional liquidity amount of $200 until September 10, 2018.

●	The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2016, the relevant ratio was 68%, or 3% higher than the required threshold. As of December 31, 2017, the requirement was met as such ratio was marginally lower than 65%, and therefore, Sixthone and Seventhone are permitted to make dividend distributions to Pyxis.

●	MSC is to be at least 130% of the respective outstanding loan balance.

(d)	Based on a loan agreement concluded on January 12, 2015, Eighthone borrowed $21,000 on the same date in order to partly finance the construction cost of the Pyxis Epsilon.

The outstanding balance of the loan at December 31, 2017, of $16,900, is repayable in 17 quarterly installments of $300 each, the first falling due in January 2018, and the last installment accompanied by a balloon payment of $11,800 falling due in January 2022.

The main terms and conditions of the loan agreement dated January 12, 2015, as subsequently amended, are as follows:

●	The loan bears interest at LIBOR, plus a margin of 2.90% per annum.

Covenants:

●	The Company undertakes to maintain minimum deposits with the bank of $750 at all times.

●	The Company undertakes to maintain minimum liquidity of at least the higher of: i) $750 multiplied by the number of vessels owned by the Company, and ii) the Company’s debt service for the following six months.

●	The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 75%.

●	MSC is to be at least 130% of the respective outstanding loan balance until January 2018 and at least 135% thereafter.

On February 28, 2018, the Company refinanced existing indebtedness of $26,906 under the Secondone, Thirdone and Fourthone loan agreements with a new 5-year secured loan of $20,500 and cash of $2,100. The remaining balance of approximately $4,306 was written-off by the previous lender at closing, which will be recorded as gain from debt extinguishment in the first quarter of 2018. The new loan bears interest at LIBOR plus a margin of 4.65% per annum. The loan is repayable in 20 quarterly installments amounting to $10,320 in the aggregate, the first falling due in May 2018, and the last installment accompanied by a balloon payment of $10,180 falling due in February 2023. The first four quarterly installments, amounting to $400 each, are followed by four amounting to $500 each, four amounting to $530 each, four amounting to $560 each and four amounting to $590 each. Standard loan covenants include, among others, a minimum loan to value ratio and liquidity. As a condition subsequent to the execution of this loan agreement, the borrowers, Secondone, Thirdone and Fourthone, are required to proceed with all required procedures for their re-domiciliation to the jurisdiction of the Republic of Malta by May 1, 2018. We expect that the re-domiciliation will become effective prior to May 2018, and upon re-domiciliation, the borrowers will be renamed to SECONDONE CORPORATION LTD., THIRDONE CORPORATION LTD. and FOURTHONE CORPORATION LTD., respectively.

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, and in dividend distributions when certain financial ratios are not met.

As of December 31, 2017, the Company was in compliance with all of its financial and MSC covenants with respect to its loan agreements. In addition, as of December 31, 2017, there was no amount available to be drawn down by the Company under its existing loan agreements.

The annual principal payments required to be made after December 31, 2017, while taking into consideration the refinancing of the existing indebtedness of Secondone, Thirdone and Fourthone with the new 5-year secured loan discussed above, are as follows:

Year ending December 31,	Amount
2018	$7,440
2019	5,703
2020	10,199
2021	6,013
2022	26,743
2023 and thereafter	10,770
Total	$66,868

Total interest expense on long-term debt for the years ended December 31, 2015, 2016 and 2017, amounted to $2,359, $2,577 and $2,674, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying consolidated statements of comprehensive income / (loss). The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2015, 2016 and 2017, was 2.78%, 3.27% and 3.74% per annum, including the promissory note discussed in Note 3, respectively.